Earnings per share - Earnings per share (Basic and Diluted) (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Basic-
Net income (loss) attributable to NHI shareholders	¥ 138,574	¥ (11,233)	¥ 194,407	¥ (6,010)
Weighted average number of shares outstanding	3,290,622,990	3,394,584,313	3,301,269,085	3,394,856,369
Net income (loss) attributable to NHI shareholders per share	¥ 42.11	¥ (3.31)	¥ 58.89	¥ (1.77)
Diluted-
Net income (loss) attributable to NHI shareholders	¥ 138,548	¥ (11,251)	¥ 194,363	¥ (6,045)
Weighted average number of shares outstanding	3,360,616,509	3,389,189,961	3,370,803,851	3,390,540,890
Net income (loss) attributable to NHI shareholders per share	¥ 41.23	¥ (3.32)	¥ 57.66	¥ (1.78)